CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Series B Convertible Redeemable Preferred Stock [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Shares To Be Issued Common Shares [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance – December 31, 2024 at Dec. 31, 2023		$ 648	$ (434,048)	$ 26,500,284	$ 74,476	$ (22,582,170)	$ (13,564)	$ 3,545,626
Beginning balance, shares at Dec. 31, 2023	0	647,718
Stock based compensation - options				147,975				147,975
Stock based compensation - shares		$ 1		466,195	(48,903)			417,293
Beginning balance, shares		1,260
Retirement of treasury stock			48,362	(48,362)
Beginning balance, shares		(300)
Purchase of treasury stock		$ (24)	(669,906)	24				(669,906)
Beginning balance, shares		(24,330)
Stock issued for placement agent		$ 37		1,085,963				1,086,000
Beginning balance, shares		37,500
Stock issued for private placement		$ 43		1,289,957				1,290,000
Beginning balance, shares		43,000
Fair value of stock issued to placement agent as commitment fee		$ 10		249,990				250,000
Beginning balance, shares		10,518
Stock based compensation related to discount on shares sold to related parties				340,000				340,000
Other comprehensive loss							(11,626)	(11,626)
Net loss						(3,200,138)		(3,200,138)
Balance – December 31, 2025 at Dec. 31, 2024		$ 715	(1,055,592)	30,032,026	25,573	(25,782,308)	(25,190)	3,195,224
Beginning balance, shares at Dec. 31, 2024	0	715,366
Stock based compensation - options				41,136				41,136
Stock based compensation - shares		$ 1		371,234	57,311			428,546
Beginning balance, shares		1,005
Other comprehensive loss							(6,207)	(6,207)
Net loss						(4,787,769)		(4,787,769)
Purchase of treasury stock			(494,389)					(494,389)
Stock split rounding up		$ 31		(31)
Beginning balance, shares		30,928
Retirement of treasury stock		$ (34)	1,055,591	(1,055,557)
Beginning balance, shares		(34,897)
Stock issued for cash		$ 26		822,476				822,502
Beginning balance, shares		26,269
Issuance of series A preferred stock to related party, and subsequent conversion to common		$ 82		2,999,918				3,000,000
Beginning balance, shares		82,500
Preferred stock accretion	453,334					(453,334)		(453,334)
Issuance of convertible preferred stock – Series B	$ 6,320,000
[custom:IssuanceOfConvertiblePreferredStockSeriesBShares]	8,236
[custom:PreferredStockAccretion]	$ 453,334					(453,334)		(453,334)
Conversion of Series B preferred stock to Common Stock	$ (827,050)	$ 94		826,956				827,050
Beginning balance, shares	973	93,926
[custom:ConvertedSeriesBPreferredStockToCommonStockShares]	(973)	(93,926)
Balance – December 31, 2025 at Dec. 31, 2025	$ 5,946,284	$ 915	$ (494,390)	$ 34,038,158	$ 82,884	$ (31,023,411)	$ (31,397)	$ 2,572,759
Beginning balance, shares at Dec. 31, 2025	7,263	915,097